Equity - Additional Information (Detail) - USD ($)		1 Months Ended				3 Months Ended	6 Months Ended
	Mar. 22, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Oct. 31, 2019	Dec. 31, 2020	Jun. 30, 2021
Proceeds from new share capital							$ 101,555,708
Proceeds from issuance of private placement				$ 18,000,000
Proceeds from issuance initial public offering			$ 64,900,000
Share premium		$ 212,841,825				$ 115,754,741	$ 212,841,825
Convertible Loan Facility And October Or November 2019 Loan Facility
Number of shares issued		285,110					285,110
Warrants to purchase	575,399				575,399
Exercise price	$ 2.02				$ 2.02
Number of shares issued		285,110					285,110
ATM Sales Agreement [Member]
Proceeds from new share capital		$ 21,500,000
Ordinary Shares
Number of shares issued			86,250,000	25,568,180
Number of shares issued and fully paid		348,086,060				209,675,470	348,086,060
Number of shares issued			86,250,000	25,568,180
Ordinary Shares | ATM Sales Agreement [Member]
Number of shares issued		44,314,860					44,314,860
Number of shares issued		44,314,860					44,314,860
American Depositary Share [Member]
Number of shares issued			17,250,000	5,113,636
Number of shares issued and fully paid		69,617,212				41,935,094	69,617,212
Number of shares issued			17,250,000	5,113,636
American Depositary Share [Member] | ATM Sales Agreement [Member]
Number of shares issued		8,862,972					8,862,972
Proceeds from new share capital						$ 7,400,000	$ 14,100,000
Number of shares issued and fully paid		4,908,987				3,953,985	4,908,987
Number of shares issued		8,862,972					8,862,972
Initial Public Offering | Convertible Loan Facility And October Or November 2019 Loan Facility
Number of shares issued		1,425,550					1,425,550
Number of shares issued		1,425,550					1,425,550